Long-Term Debt (Schedule of Long-Term Debt Maturity) (Details) $ in Millions	Dec. 31, 2024 USD ($)
Long-Term Debt [Abstract]
2025	$ 974
2026	238
2027	480
2028	1,250
2029	968
Thereafter	11,483
Total	$ 15,393